Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments
Schedule of investment balances

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Short-term investments
- Debt securities - held-to-maturity investments	8,403,612	4,723,612	687,021
- Equity securities without readily determinable fair values	14,800,000	—	—
Total short-term investments	23,203,612	4,723,612	687,021
Long-term investments
- Equity securities without readily determinable fair values	50,450,000	58,950,000	8,573,922
Total investments	73,653,612	63,673,612	9,260,943